Real Estate - Additional Information (Details) - USD ($) $ in Millions		12 Months Ended
	Jun. 18, 2024	Jun. 30, 2025	Jun. 30, 2024	Dec. 31, 2024
Real Estate [Line Items]
Capitalized costs within real estate assets, net		$ 3.4	$ 8.5
Sale on one of its developments for consideration	$ 7.8
Real estate asset expected useful life				39 years
Depreciation expense connection with the asset		0.1
Lease income relating to lease payments		0.3
Revenue recognized	$ 6.6
Revenue, remaining performance obligation, amount		$ 1.2